Guarantees provided between the related parties (Details) ر.س in Thousands, $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2019 KRW (₩)		Dec. 31, 2019 USD ($)		Dec. 31, 2019 SAR (ر.س)
Performance guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation
Name of Guarantee	Shuweihat Asia Power Investment B.V.		Shuweihat Asia Power Investment B.V.		Shuweihat Asia Power Investment B.V.
Name of Principal obligor	Shuweihat Asia Operation & Maintenance Company		Shuweihat Asia Operation & Maintenance Company		Shuweihat Asia Operation & Maintenance Company
Amount of guarantees | $			$ 11,000
Performance guarantees and others
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation
Name of Guarantee	Rabigh Electricity Company		Rabigh Electricity Company		Rabigh Electricity Company
Name of Principal obligor	Rabigh Operation & Maintenance Company Limited		Rabigh Operation & Maintenance Company Limited		Rabigh Operation & Maintenance Company Limited
Amount of guarantees | $			$ 1,387
Performance guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation
Name of Guarantee	SMBC Ho Chi Minh and others		SMBC Ho Chi Minh and others		SMBC Ho Chi Minh and others
Name of Principal obligor	Nghi Son 2 Power LLC		Nghi Son 2 Power LLC		Nghi Son 2 Power LLC
Amount of guarantees | $			$ 70,000
Debt guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation
Name of Guarantee	Export-Import Bank of Korea and others		Export-Import Bank of Korea and others		Export-Import Bank of Korea and others
Name of Principal obligor	Barakah One Company		Barakah One Company		Barakah One Company
Amount of guarantees | $			$ 900,000
Performance guarantees and others
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation
Name of Guarantee	Export-Import Bank of Korea and others		Export-Import Bank of Korea and others		Export-Import Bank of Korea and others
Name of Principal obligor	Barakah One Company		Barakah One Company		Barakah One Company
Amount of guarantees | $			$ 4,430,240
Performance guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation
Name of Guarantee	EPS Renewables Holdings, LLC, Santander Bank and others		EPS Renewables Holdings, LLC, Santander Bank and others		EPS Renewables Holdings, LLC, Santander Bank and others
Name of Principal obligor	RE Holiday Holdings LLC		RE Holiday Holdings LLC		RE Holiday Holdings LLC
Amount of guarantees | $			$ 223,000
Performance guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation
Name of Guarantee	EPS Renewables Holdings, LLC, Santander Bank and others		EPS Renewables Holdings, LLC, Santander Bank and others		EPS Renewables Holdings, LLC, Santander Bank and others
Name of Principal obligor	RE Pioneer Holdings LLC		RE Pioneer Holdings LLC		RE Pioneer Holdings LLC
Amount of guarantees | $			$ 170,000
Performance guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation
Name of Guarantee	EPS Renewables Holdings, LLC, Santander Bank and others		EPS Renewables Holdings, LLC, Santander Bank and others		EPS Renewables Holdings, LLC, Santander Bank and others
Name of Principal obligor	RE Barren Ridge 1 Holdings LLC		RE Barren Ridge 1 Holdings LLC		RE Barren Ridge 1 Holdings LLC
Amount of guarantees | $			$ 149,000
Performance guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation
Name of Guarantee	Hana Bank		Hana Bank		Hana Bank
Name of Principal obligor	Rabigh Electricity Company		Rabigh Electricity Company		Rabigh Electricity Company
Amount of guarantees | ر.س					ر.س 6,508
Debt guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation
Name of Guarantee	Hana Bank		Hana Bank		Hana Bank
Name of Principal obligor	Rabigh Electricity Company		Rabigh Electricity Company		Rabigh Electricity Company
Amount of guarantees | ر.س					ر.س 80,000
Performance guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation
Name of Guarantee	ING Bank		ING Bank		ING Bank
Name of Principal obligor	Shuweihat Asia Power Investment B.V. Amman Asia Electric Power Company		Shuweihat Asia Power Investment B.V. Amman Asia Electric Power Company		Shuweihat Asia Power Investment B.V. Amman Asia Electric Power Company
Amount of guarantees | $			$ 100,000
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Guarantee	Hana Bank and others		Hana Bank and others		Hana Bank and others
Name of Principal obligor	Cheongna Energy Co., Ltd.		Cheongna Energy Co., Ltd.		Cheongna Energy Co., Ltd.
Amount of guarantees	₩ 1,411
Guarantees for supplemental funding and others
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.	[1]	Korea Western Power Co., Ltd.	[1]	Korea Western Power Co., Ltd.	[1]
Name of Guarantee	Hana Bank and others	[1]	Hana Bank and others	[1]	Hana Bank and others	[1]
Name of Principal obligor	Cheongna Energy Co., Ltd.	[1]	Cheongna Energy Co., Ltd.	[1]	Cheongna Energy Co., Ltd.	[1]
Amount of guarantees	₩ 0	[1]
Payment guarantees for business reserve
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Guarantee	Krung Thai Bank		Krung Thai Bank		Krung Thai Bank
Name of Principal obligor	Xe-Pian Xe-Namnoy Power Co., Ltd.		Xe-Pian Xe-Namnoy Power Co., Ltd.		Xe-Pian Xe-Namnoy Power Co., Ltd.
Amount of guarantees | $			$ 2,500
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Guarantee	Krung Thai Bank		Krung Thai Bank		Krung Thai Bank
Name of Principal obligor	Xe-Pian Xe-Namnoy Power Co., Ltd.		Xe-Pian Xe-Namnoy Power Co., Ltd.		Xe-Pian Xe-Namnoy Power Co., Ltd.
Amount of guarantees	₩ 72,935
Impounding bonus guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Guarantee	SK E&C		SK E&C		SK E&C
Name of Principal obligor	Xe-Pian Xe-Namnoy Power Co., Ltd.		Xe-Pian Xe-Namnoy Power Co., Ltd.		Xe-Pian Xe-Namnoy Power Co., Ltd.
Amount of guarantees | $			$ 5,000
Performance guarantees and others
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Guarantee	Saudi Arabia British Bank		Saudi Arabia British Bank		Saudi Arabia British Bank
Name of Principal obligor	Rabigh Operation & Maintenance Company Limited		Rabigh Operation & Maintenance Company Limited		Rabigh Operation & Maintenance Company Limited
Amount of guarantees | ر.س					ر.س 5,600
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Guarantee	Korea Development Bank		Korea Development Bank		Korea Development Bank
Name of Principal obligor	Daegu Photovoltaic Co., Ltd.		Daegu Photovoltaic Co., Ltd.		Daegu Photovoltaic Co., Ltd.
Amount of guarantees	₩ 2,060
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.	[2]	Korea Western Power Co., Ltd.	[2]	Korea Western Power Co., Ltd.	[2]
Name of Guarantee	Kookmin Bank and others	[2]	Kookmin Bank and others	[2]	Kookmin Bank and others	[2]
Name of Principal obligor	Dongducheon Dream Power Co., Ltd.	[2]	Dongducheon Dream Power Co., Ltd.	[2]	Dongducheon Dream Power Co., Ltd.	[2]
Amount of guarantees	₩ 41,531	[2]
Debt guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Guarantee	BNK Securities and others		BNK Securities and others		BNK Securities and others
Name of Principal obligor	Dongducheon Dream Power Co., Ltd.		Dongducheon Dream Power Co., Ltd.		Dongducheon Dream Power Co., Ltd.
Amount of guarantees	₩ 20,300
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Guarantee	Woori Bank		Woori Bank		Woori Bank
Name of Principal obligor	PT. Mutiara Jawa		PT. Mutiara Jawa		PT. Mutiara Jawa
Amount of guarantees	₩ 1,438
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Guarantee	Nonghyup Bank		Nonghyup Bank		Nonghyup Bank
Name of Principal obligor	Heang Bok Do Si Photovoltaic Power Co., Ltd.		Heang Bok Do Si Photovoltaic Power Co., Ltd.		Heang Bok Do Si Photovoltaic Power Co., Ltd.
Amount of guarantees	₩ 215
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Guarantee	Kookmin Bank		Kookmin Bank		Kookmin Bank
Name of Principal obligor	Shin Pyeongtaek Power Co., Ltd.		Shin Pyeongtaek Power Co., Ltd.		Shin Pyeongtaek Power Co., Ltd.
Amount of guarantees	₩ 66,956
Guarantees for supplemental funding
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.	[1]	Korea Western Power Co., Ltd.	[1]	Korea Western Power Co., Ltd.	[1]
Name of Guarantee	Kookmin Bank and others	[1]	Kookmin Bank and others	[1]	Kookmin Bank and others	[1]
Name of Principal obligor	Shin Pyeongtaek Power Co., Ltd.	[1]	Shin Pyeongtaek Power Co., Ltd.	[1]	Shin Pyeongtaek Power Co., Ltd.	[1]
Amount of guarantees	₩ 0	[1]
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Guarantee	Korea Development Bank and others		Korea Development Bank and others		Korea Development Bank and others
Name of Principal obligor	Busan Shinho Solar Power Co., Ltd.		Busan Shinho Solar Power Co., Ltd.		Busan Shinho Solar Power Co., Ltd.
Amount of guarantees	₩ 5,045
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Guarantee	Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others
Name of Principal obligor	Seokmun Energy Co., Ltd.		Seokmun Energy Co., Ltd.		Seokmun Energy Co., Ltd.
Amount of guarantees	₩ 17,342
Guarantees for supplemental funding
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.	[1]	Korea East-West Power Co., Ltd.	[1]	Korea East-West Power Co., Ltd.	[1]
Name of Guarantee	Kookmin Bank and others	[1]	Kookmin Bank and others	[1]	Kookmin Bank and others	[1]
Name of Principal obligor	Seokmun Energy Co., Ltd.	[1]	Seokmun Energy Co., Ltd.	[1]	Seokmun Energy Co., Ltd.	[1]
Amount of guarantees	₩ 0	[1]
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Guarantee	Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others
Name of Principal obligor	Chun-cheon Energy Co., Ltd.		Chun-cheon Energy Co., Ltd.		Chun-cheon Energy Co., Ltd.
Amount of guarantees	₩ 34,872
Guarantees for supplemental funding
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.	[1]	Korea East-West Power Co., Ltd.	[1]	Korea East-West Power Co., Ltd.	[1]
Name of Guarantee	Kookmin Bank and others	[1]	Kookmin Bank and others	[1]	Kookmin Bank and others	[1]
Name of Principal obligor	Chun-cheon Energy Co., Ltd.	[1]	Chun-cheon Energy Co., Ltd.	[1]	Chun-cheon Energy Co., Ltd.	[1]
Amount of guarantees	₩ 20,000	[1]
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Guarantee	Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others
Name of Principal obligor	Honam Wind Power Co., Ltd.		Honam Wind Power Co., Ltd.		Honam Wind Power Co., Ltd.
Amount of guarantees	₩ 4,375
Guarantees for supplemental funding
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.	[1]	Korea East-West Power Co., Ltd.	[1]	Korea East-West Power Co., Ltd.	[1]
Name of Guarantee	Shinhan Bank and others	[1]	Shinhan Bank and others	[1]	Shinhan Bank and others	[1]
Name of Principal obligor	Honam Wind Power Co., Ltd.	[1]	Honam Wind Power Co., Ltd.	[1]	Honam Wind Power Co., Ltd.	[1]
Amount of guarantees	₩ 0	[1]
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Guarantee	Korea Development Bank and others		Korea Development Bank and others		Korea Development Bank and others
Name of Principal obligor	GS Donghae Electric Power Co., Ltd.		GS Donghae Electric Power Co., Ltd.		GS Donghae Electric Power Co., Ltd.
Amount of guarantees	₩ 255,983
Guarantees for supplemental funding
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.	[1]	Korea East-West Power Co., Ltd.	[1]	Korea East-West Power Co., Ltd.	[1]
Name of Guarantee	Korea Development Bank and others	[1]	Korea Development Bank and others	[1]	Korea Development Bank and others	[1]
Name of Principal obligor	GS Donghae Electric Power Co., Ltd.	[1]	GS Donghae Electric Power Co., Ltd.	[1]	GS Donghae Electric Power Co., Ltd.	[1]
Amount of guarantees	₩ 0	[1]
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Guarantee	Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others
Name of Principal obligor	Yeonggwangbaeksu Wind Power Co., Ltd.		Yeonggwangbaeksu Wind Power Co., Ltd.		Yeonggwangbaeksu Wind Power Co., Ltd.
Amount of guarantees	₩ 3,040
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Guarantee	KDB Capital Corporation and others		KDB Capital Corporation and others		KDB Capital Corporation and others
Name of Principal obligor	Yeonggwang Wind Power Co., Ltd.		Yeonggwang Wind Power Co., Ltd.		Yeonggwang Wind Power Co., Ltd.
Amount of guarantees	₩ 17,627
Guarantees for supplemental funding
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.	[1]	Korea East-West Power Co., Ltd.	[1]	Korea East-West Power Co., Ltd.	[1]
Name of Guarantee	KDB Capital Corporation and others	[1]	KDB Capital Corporation and others	[1]	KDB Capital Corporation and others	[1]
Name of Principal obligor	Yeonggwang Wind Power Co., Ltd.	[1]	Yeonggwang Wind Power Co., Ltd.	[1]	Yeonggwang Wind Power Co., Ltd.	[1]
Amount of guarantees	₩ 0	[1]
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Guarantee	IBK		IBK		IBK
Name of Principal obligor	Daesan Green Energy Co., Ltd.		Daesan Green Energy Co., Ltd.		Daesan Green Energy Co., Ltd.
Amount of guarantees	₩ 17,182
Guarantees for supplemental funding
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.	[1]	Korea East-West Power Co., Ltd.	[1]	Korea East-West Power Co., Ltd.	[1]
Name of Guarantee	IBK	[1]	IBK	[1]	IBK	[1]
Name of Principal obligor	Daesan Green Energy Co., Ltd.	[1]	Daesan Green Energy Co., Ltd.	[1]	Daesan Green Energy Co., Ltd.	[1]
Amount of guarantees	₩ 18,989	[1]
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Guarantee	Samsung Fire & Marine Insurance Co., Ltd. and others		Samsung Fire & Marine Insurance Co., Ltd. and others		Samsung Fire & Marine Insurance Co., Ltd. and others
Name of Principal obligor	Taebaek Gadeoksan Wind Power Co., Ltd.		Taebaek Gadeoksan Wind Power Co., Ltd.		Taebaek Gadeoksan Wind Power Co., Ltd.
Amount of guarantees	₩ 7,846
Debt guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Guarantee	Sumitomo mitsui banking		Sumitomo mitsui banking		Sumitomo mitsui banking
Name of Principal obligor	PT. Tanjung Power Indonesia		PT. Tanjung Power Indonesia		PT. Tanjung Power Indonesia
Amount of guarantees | $			$ 24,544
Other guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Guarantee	PT Adaro Indonesia		PT Adaro Indonesia		PT Adaro Indonesia
Name of Principal obligor	PT. Tanjung Power Indonesia		PT. Tanjung Power Indonesia		PT. Tanjung Power Indonesia
Amount of guarantees | $			$ 3,150
Guarantees for supplemental funding
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.	[1]	Korea East-West Power Co., Ltd.	[1]	Korea East-West Power Co., Ltd.	[1]
Name of Guarantee	Sumitomo mitsui banking and others	[1]	Sumitomo mitsui banking and others	[1]	Sumitomo mitsui banking and others	[1]
Name of Principal obligor	PT. Tanjung Power Indonesia	[1]	PT. Tanjung Power Indonesia	[1]	PT. Tanjung Power Indonesia	[1]
Amount of guarantees	₩ 0	[1]
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Guarantee	MUFG and others		MUFG and others		MUFG and others
Name of Principal obligor	PT. Tanjung Power Indonesia		PT. Tanjung Power Indonesia		PT. Tanjung Power Indonesia
Amount of guarantees	₩ 34,327
Performance guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Guarantee	Societe Generale		Societe Generale		Societe Generale
Name of Principal obligor	South Jamaica Power Company Limited		South Jamaica Power Company Limited		South Jamaica Power Company Limited
Amount of guarantees | $			$ 14,400
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Guarantee	JCSD Trustee Services Limited and others		JCSD Trustee Services Limited and others		JCSD Trustee Services Limited and others
Name of Principal obligor	South Jamaica Power Company Limited		South Jamaica Power Company Limited		South Jamaica Power Company Limited
Amount of guarantees	₩ 13,863
Guarantees for supplemental funding
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	EWP Barbados 1 SRL	[1],[3]	EWP Barbados 1 SRL	[1],[3]	EWP Barbados 1 SRL	[1],[3]
Name of Guarantee	JCSD Trustee Services Limited and others	[1],[3]	JCSD Trustee Services Limited and others	[1],[3]	JCSD Trustee Services Limited and others	[1],[3]
Name of Principal obligor	South Jamaica Power Company Limited	[1],[3]	South Jamaica Power Company Limited	[1],[3]	South Jamaica Power Company Limited	[1],[3]
Amount of guarantees	₩ 0	[1],[3]
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Guarantee	Mirae Asset Daewoo Co., Ltd. and others		Mirae Asset Daewoo Co., Ltd. and others		Mirae Asset Daewoo Co., Ltd. and others
Name of Principal obligor	DE Energia SpA		DE Energia SpA		DE Energia SpA
Amount of guarantees	₩ 8,665
Debt guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Guarantee	Mirae Asset Daewoo Co., Ltd. and others		Mirae Asset Daewoo Co., Ltd. and others		Mirae Asset Daewoo Co., Ltd. and others
Name of Principal obligor	DE Energia SpA		DE Energia SpA		DE Energia SpA
Amount of guarantees	₩ 6,632
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Guarantee	Shinhan Bank and Kyobo Life Insurance Co., Ltd.		Shinhan Bank and Kyobo Life Insurance Co., Ltd.		Shinhan Bank and Kyobo Life Insurance Co., Ltd.
Name of Principal obligor	KNH Solar Co., Ltd.		KNH Solar Co., Ltd.		KNH Solar Co., Ltd.
Amount of guarantees	₩ 2,382
Performance guarantees and guarantees for supplemental funding
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.	[1]	Korea Southern Power Co., Ltd.	[1]	Korea Southern Power Co., Ltd.	[1]
Name of Guarantee	Shinhan Bank and Kyobo Life Insurance Co., Ltd.	[1]	Shinhan Bank and Kyobo Life Insurance Co., Ltd.	[1]	Shinhan Bank and Kyobo Life Insurance Co., Ltd.	[1]
Name of Principal obligor	KNH Solar Co., Ltd.	[1]	KNH Solar Co., Ltd.	[1]	KNH Solar Co., Ltd.	[1]
Amount of guarantees	₩ 0	[1]
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Guarantee	Korea Development Bank and others		Korea Development Bank and others		Korea Development Bank and others
Name of Principal obligor	Daeryun Power Co., Ltd.		Daeryun Power Co., Ltd.		Daeryun Power Co., Ltd.
Amount of guarantees	₩ 26,247
Guarantees for supplemental funding and others
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.	[1]	Korea Southern Power Co., Ltd.	[1]	Korea Southern Power Co., Ltd.	[1]
Name of Guarantee	Korea Development Bank and others	[1]	Korea Development Bank and others	[1]	Korea Development Bank and others	[1]
Name of Principal obligor	Daeryun Power Co., Ltd.	[1]	Daeryun Power Co., Ltd.	[1]	Daeryun Power Co., Ltd.	[1]
Amount of guarantees	₩ 8,000	[1]
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Guarantee	Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others
Name of Principal obligor	Daegu Green Power Co., Ltd.		Daegu Green Power Co., Ltd.		Daegu Green Power Co., Ltd.
Amount of guarantees	₩ 22,824
Performance guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Guarantee	Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others
Name of Principal obligor	Daegu Green Power Co., Ltd.		Daegu Green Power Co., Ltd.		Daegu Green Power Co., Ltd.
Amount of guarantees	₩ 0
Performance guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Guarantee	Hana Bank, MUFG		Hana Bank, MUFG		Hana Bank, MUFG
Name of Principal obligor	Kelar S.A		Kelar S.A		Kelar S.A
Amount of guarantees | $			$ 61,692
Debt guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.	[4]	Korea Southern Power Co., Ltd.	[4]	Korea Southern Power Co., Ltd.	[4]
Name of Guarantee	Shinhan Bank	[4]	Shinhan Bank	[4]	Shinhan Bank	[4]
Name of Principal obligor	Daehan Wind Power PSC	[4]	Daehan Wind Power PSC	[4]	Daehan Wind Power PSC	[4]
Amount of guarantees | $			$ 16,000	[4]
Performance guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Guarantee	Shinhan Bank		Shinhan Bank		Shinhan Bank
Name of Principal obligor	Daehan Wind Power PSC		Daehan Wind Power PSC		Daehan Wind Power PSC
Amount of guarantees | $			$ 3,600
Debt guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.	[4]	Korea Southern Power Co., Ltd.	[4]	Korea Southern Power Co., Ltd.	[4]
Name of Guarantee	Shinhan Bank	[4]	Shinhan Bank	[4]	Shinhan Bank	[4]
Name of Principal obligor	Daehan Wind Power PSC	[4]	Daehan Wind Power PSC	[4]	Daehan Wind Power PSC	[4]
Amount of guarantees | $			$ 240	[4]
Performance Debt guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.	[4]	Korea Southern Power Co., Ltd.	[4]	Korea Southern Power Co., Ltd.	[4]
Name of Guarantee	Hana Bank	[4]	Hana Bank	[4]	Hana Bank	[4]
Name of Principal obligor	Daehan Wind Power PSC	[4]	Daehan Wind Power PSC	[4]	Daehan Wind Power PSC	[4]
Amount of guarantees | $			$ 1,898	[4]
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Guarantee	Woori Bank and Shinhan Bank and others		Woori Bank and Shinhan Bank and others		Woori Bank and Shinhan Bank and others
Name of Principal obligor	Pyeongchang Wind Power Co., Ltd.		Pyeongchang Wind Power Co., Ltd.		Pyeongchang Wind Power Co., Ltd.
Amount of guarantees	₩ 5,877
Performance guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Guarantee	Woori Bank and Shinhan Bank and others		Woori Bank and Shinhan Bank and others		Woori Bank and Shinhan Bank and others
Name of Principal obligor	Pyeongchang Wind Power Co., Ltd.		Pyeongchang Wind Power Co., Ltd.		Pyeongchang Wind Power Co., Ltd.
Amount of guarantees	₩ 0
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Guarantee	IBK		IBK		IBK
Name of Principal obligor	Taebaek Guinemi Wind Power Co., Ltd.		Taebaek Guinemi Wind Power Co., Ltd.		Taebaek Guinemi Wind Power Co., Ltd.
Amount of guarantees	₩ 2,553
Guarantees for supplemental funding
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.	[1]	Korea Southern Power Co., Ltd.	[1]	Korea Southern Power Co., Ltd.	[1]
Name of Guarantee	IBK	[1]	IBK	[1]	IBK	[1]
Name of Principal obligor	Taebaek Guinemi Wind Power Co., Ltd.	[1]	Taebaek Guinemi Wind Power Co., Ltd.	[1]	Taebaek Guinemi Wind Power Co., Ltd.	[1]
Amount of guarantees	₩ 0	[1]
Guarantees for supplemental funding and performance guaranteeS
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.	[1]	Korea Southern Power Co., Ltd.	[1]	Korea Southern Power Co., Ltd.	[1]
Name of Guarantee	SK Securities.Co., LTD., KDB Capital Corporation, and others	[1]	SK Securities.Co., LTD., KDB Capital Corporation, and others	[1]	SK Securities.Co., LTD., KDB Capital Corporation, and others	[1]
Name of Principal obligor	Jeongam Wind Power Co., Ltd.	[1]	Jeongam Wind Power Co., Ltd.	[1]	Jeongam Wind Power Co., Ltd.	[1]
Amount of guarantees	₩ 0	[1]
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Guarantee	SK Securities.Co., LTD., KDB Capital Corporation, and others		SK Securities.Co., LTD., KDB Capital Corporation, and others		SK Securities.Co., LTD., KDB Capital Corporation, and others
Name of Principal obligor	Jeongam Wind Power Co., Ltd.		Jeongam Wind Power Co., Ltd.		Jeongam Wind Power Co., Ltd.
Amount of guarantees	₩ 4,437
Guarantees for supplemental funding
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.	[1]	Korea Southern Power Co., Ltd.	[1]	Korea Southern Power Co., Ltd.	[1]
Name of Guarantee	Shinhan Bank and others	[1]	Shinhan Bank and others	[1]	Shinhan Bank and others	[1]
Name of Principal obligor	Taebaek Wind Power Co., Ltd	[1]	Taebaek Wind Power Co., Ltd	[1]	Taebaek Wind Power Co., Ltd	[1]
Amount of guarantees	₩ 0	[1]
Payment guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.	[2],[5]	Korea Southern Power Co., Ltd.	[2],[5]	Korea Southern Power Co., Ltd.	[2],[5]
Name of Guarantee	SEM Investment Co., Ltd.	[2],[5]	SEM Investment Co., Ltd.	[2],[5]	SEM Investment Co., Ltd.	[2],[5]
Name of Principal obligor	Samcheok Eco Materials Co., Ltd.	[2],[5]	Samcheok Eco Materials Co., Ltd.	[2],[5]	Samcheok Eco Materials Co., Ltd.	[2],[5]
Amount of guarantees	₩ 0	[2],[5]
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Kospo Chile SpA		Kospo Chile SpA		Kospo Chile SpA
Name of Guarantee	Export-Import Bank of Korea and others		Export-Import Bank of Korea and others		Export-Import Bank of Korea and others
Name of Principal obligor	Kelar S.A.		Kelar S.A.		Kelar S.A.
Amount of guarantees	₩ 70,462
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Kospo Chile SpA		Kospo Chile SpA		Kospo Chile SpA
Name of Guarantee	IBK		IBK		IBK
Name of Principal obligor	Chester Solar ISpA		Chester Solar ISpA		Chester Solar ISpA
Amount of guarantees	₩ 1,157
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Kospo Chile SpA		Kospo Chile SpA		Kospo Chile SpA
Name of Guarantee	IBK		IBK		IBK
Name of Principal obligor	Chester Solar IV SpA		Chester Solar IV SpA		Chester Solar IV SpA
Amount of guarantees	₩ 672
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Kospo Chile SpA		Kospo Chile SpA		Kospo Chile SpA
Name of Guarantee	IBK		IBK		IBK
Name of Principal obligor	Chester Solar V SpA		Chester Solar V SpA		Chester Solar V SpA
Amount of guarantees	₩ 146
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Kospo Chile SpA		Kospo Chile SpA		Kospo Chile SpA
Name of Guarantee	IBK		IBK		IBK
Name of Principal obligor	Diego de Almagro Solar Spa		Diego de Almagro Solar Spa		Diego de Almagro Solar Spa
Amount of guarantees	₩ 1,035
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Kospo Chile SpA		Kospo Chile SpA		Kospo Chile SpA
Name of Guarantee	IBK		IBK		IBK
Name of Principal obligor	Laurel SpA		Laurel SpA		Laurel SpA
Amount of guarantees	₩ 595
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Guarantee	IBK and others		IBK and others		IBK and others
Name of Principal obligor	YeongGwang Yaksu Wind Electric. Co., Ltd.		YeongGwang Yaksu Wind Electric. Co., Ltd.		YeongGwang Yaksu Wind Electric. Co., Ltd.
Amount of guarantees	₩ 386
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Guarantee	Korea Development Bank and others		Korea Development Bank and others		Korea Development Bank and others
Name of Principal obligor	Hyundai Green Power Co., Ltd.		Hyundai Green Power Co., Ltd.		Hyundai Green Power Co., Ltd.
Amount of guarantees	₩ 124,253
Debt guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Guarantee	Mizuho Bank		Mizuho Bank		Mizuho Bank
Name of Principal obligor	PT. Cirebon Electric Power		PT. Cirebon Electric Power		PT. Cirebon Electric Power
Amount of guarantees | $			$ 11,248
Debt guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Guarantee	SMBC		SMBC		SMBC
Name of Principal obligor	PT Wampu Electric Power		PT Wampu Electric Power		PT Wampu Electric Power
Amount of guarantees | $			$ 4,854
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Guarantee	IBK		IBK		IBK
Name of Principal obligor	Green Energy Electricity Generation Co., Ltd.		Green Energy Electricity Generation Co., Ltd.		Green Energy Electricity Generation Co., Ltd.
Amount of guarantees	₩ 163
Guarantees for supplemental funding and others
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.	[1]	Korea Midland Power Co., Ltd.	[1]	Korea Midland Power Co., Ltd.	[1]
Name of Guarantee	IBK and others	[1]	IBK and others	[1]	IBK and others	[1]
Name of Principal obligor	Green Energy Electricity Generation Co., Ltd.	[1]	Green Energy Electricity Generation Co., Ltd.	[1]	Green Energy Electricity Generation Co., Ltd.	[1]
Amount of guarantees	₩ 0	[1]
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Guarantee	IBK		IBK		IBK
Name of Principal obligor	YaksuESS Co., Ltd		YaksuESS Co., Ltd		YaksuESS Co., Ltd
Amount of guarantees	₩ 516
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Guarantee	IBK		IBK		IBK
Name of Principal obligor	Namjeongsusang Solar Power Operatin Co., Ltd.		Namjeongsusang Solar Power Operatin Co., Ltd.		Namjeongsusang Solar Power Operatin Co., Ltd.
Amount of guarantees	₩ 812
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Guarantee	IBK		IBK		IBK
Name of Principal obligor	Gwangbaek Solar Power Investment Co., Ltd.		Gwangbaek Solar Power Investment Co., Ltd.		Gwangbaek Solar Power Investment Co., Ltd.
Amount of guarantees	₩ 2,054
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.	[6]	Korea South-East Power Co., Ltd.	[6]	Korea South-East Power Co., Ltd.	[6]
Name of Guarantee	IBK	[6]	IBK	[6]	IBK	[6]
Name of Principal obligor	Hyundai Energy Co., Ltd.	[6]	Hyundai Energy Co., Ltd.	[6]	Hyundai Energy Co., Ltd.	[6]
Amount of guarantees	₩ 0	[6]
Guarantees for supplemental funding and others
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.	[1],[7]	Korea South-East Power Co., Ltd.	[1],[7]	Korea South-East Power Co., Ltd.	[1],[7]
Name of Guarantee	NH investment & securities Co., Ltd. and others	[1],[7]	NH investment & securities Co., Ltd. and others	[1],[7]	NH investment & securities Co., Ltd. and others	[1],[7]
Name of Principal obligor	Hyundai Energy Co., Ltd.	[1],[7]	Hyundai Energy Co., Ltd.	[1],[7]	Hyundai Energy Co., Ltd.	[1],[7]
Amount of guarantees	₩ 76,800	[1],[7]
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.
Name of Guarantee	Korea Development Bank and others		Korea Development Bank and others		Korea Development Bank and others
Name of Principal obligor	S-Power Co., Ltd.		S-Power Co., Ltd.		S-Power Co., Ltd.
Amount of guarantees	₩ 115,784
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.
Name of Guarantee	UniCredit Bulbank and others		UniCredit Bulbank and others		UniCredit Bulbank and others
Name of Principal obligor	RES Technology AD		RES Technology AD		RES Technology AD
Amount of guarantees	₩ 16,248
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.
Name of Guarantee	UniCredit Bulbank and others		UniCredit Bulbank and others		UniCredit Bulbank and others
Name of Principal obligor	ASM-BG Investicii AD		ASM-BG Investicii AD		ASM-BG Investicii AD
Amount of guarantees	₩ 19,376
Guarantees for supplemental funding
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.	[1],[8]	Korea South-East Power Co., Ltd.	[1],[8]	Korea South-East Power Co., Ltd.	[1],[8]
Name of Guarantee	Woori Bank	[1],[8]	Woori Bank	[1],[8]	Woori Bank	[1],[8]
Name of Principal obligor	Expressway Solar-light Power Generation Co., Ltd.	[1],[8]	Expressway Solar-light Power Generation Co., Ltd.	[1],[8]	Expressway Solar-light Power Generation Co., Ltd.	[1],[8]
Amount of guarantees	₩ 2,500	[1],[8]
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.
Name of Guarantee	Kyobo Life Insurance Co., Ltd. and others		Kyobo Life Insurance Co., Ltd. and others		Kyobo Life Insurance Co., Ltd. and others
Name of Principal obligor	Goseong Green Energy Co., Ltd.		Goseong Green Energy Co., Ltd.		Goseong Green Energy Co., Ltd.
Amount of guarantees	₩ 2,340
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.
Name of Guarantee	Kyobo Life Insurance Co., Ltd. and others		Kyobo Life Insurance Co., Ltd. and others		Kyobo Life Insurance Co., Ltd. and others
Name of Principal obligor	Gangneung Eco Power Co., Ltd.		Gangneung Eco Power Co., Ltd.		Gangneung Eco Power Co., Ltd.
Amount of guarantees	₩ 2,430
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.
Name of Guarantee	IBK		IBK		IBK
Name of Principal obligor	PND solar., Ltd.		PND solar., Ltd.		PND solar., Ltd.
Amount of guarantees	₩ 1,144
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.
Name of Guarantee	Samsung Life Insurance and others		Samsung Life Insurance and others		Samsung Life Insurance and others
Name of Principal obligor	Hyundai Eco Energy Co., Ltd.		Hyundai Eco Energy Co., Ltd.		Hyundai Eco Energy Co., Ltd.
Amount of guarantees	₩ 3,781
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.
Name of Guarantee	IBK		IBK		IBK
Name of Principal obligor	Jaeun Resident Wind Power Plant Co., Ltd.		Jaeun Resident Wind Power Plant Co., Ltd.		Jaeun Resident Wind Power Plant Co., Ltd.
Amount of guarantees	₩ 2,198
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.
Name of Guarantee	Kyobo Life Insurance Co., Ltd. and others		Kyobo Life Insurance Co., Ltd. and others		Kyobo Life Insurance Co., Ltd. and others
Name of Principal obligor	Cheongsong Myeonbongsan Wind Power Plant Co., Ltd.		Cheongsong Myeonbongsan Wind Power Plant Co., Ltd.		Cheongsong Myeonbongsan Wind Power Plant Co., Ltd.
Amount of guarantees	₩ 2,764
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.
Name of Guarantee	Hana Bank and others		Hana Bank and others		Hana Bank and others
Name of Principal obligor	Noeul Green Energy Co., Ltd.		Noeul Green Energy Co., Ltd.		Noeul Green Energy Co., Ltd.
Amount of guarantees	₩ 6,611
Guarantees for supplemental funding
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Hydro & Nuclear Power Co., Ltd.	[1]	Korea Hydro & Nuclear Power Co., Ltd.	[1]	Korea Hydro & Nuclear Power Co., Ltd.	[1]
Name of Guarantee	Hana Bank and others	[1]	Hana Bank and others	[1]	Hana Bank and others	[1]
Name of Principal obligor	Noeul Green Energy Co., Ltd.	[1]	Noeul Green Energy Co., Ltd.	[1]	Noeul Green Energy Co., Ltd.	[1]
Amount of guarantees	₩ 0	[1]
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.
Name of Guarantee	Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others
Name of Principal obligor	Busan Green Energy Co., Ltd.		Busan Green Energy Co., Ltd.		Busan Green Energy Co., Ltd.
Amount of guarantees	₩ 10,636
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.
Name of Guarantee	Woori Bank and others		Woori Bank and others		Woori Bank and others
Name of Principal obligor	Cheong-Song Noraesan Wind Power Co., Ltd.		Cheong-Song Noraesan Wind Power Co., Ltd.		Cheong-Song Noraesan Wind Power Co., Ltd.
Amount of guarantees	₩ 3,044
Guarantees for supplemental funding
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Hydro & Nuclear Power Co., Ltd.	[1]	Korea Hydro & Nuclear Power Co., Ltd.	[1]	Korea Hydro & Nuclear Power Co., Ltd.	[1]
Name of Guarantee	Woori Bank and others	[1]	Woori Bank and others	[1]	Woori Bank and others	[1]
Name of Principal obligor	Cheong-Song Noraesan Wind Power Co., Ltd.	[1]	Cheong-Song Noraesan Wind Power Co., Ltd.	[1]	Cheong-Song Noraesan Wind Power Co., Ltd.	[1]
Amount of guarantees	₩ 0	[1]
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	KEPCO Plant Service & Engineering Co., Ltd.	[9]	KEPCO Plant Service & Engineering Co., Ltd.	[9]	KEPCO Plant Service & Engineering Co., Ltd.	[9]
Name of Guarantee	Shinhan Bank	[9]	Shinhan Bank	[9]	Shinhan Bank	[9]
Name of Principal obligor	Incheon New Power Co., Ltd.	[9]	Incheon New Power Co., Ltd.	[9]	Incheon New Power Co., Ltd.	[9]
Amount of guarantees	₩ 0	[9]
Guarantees for supplemental funding
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	KEPCO Plant Service & Engineering Co., Ltd.	[1]	KEPCO Plant Service & Engineering Co., Ltd.	[1]	KEPCO Plant Service & Engineering Co., Ltd.	[1]
Name of Guarantee	Shinhan Bank	[1]	Shinhan Bank	[1]	Shinhan Bank	[1]
Name of Principal obligor	Incheon New Power Co., Ltd.	[1]	Incheon New Power Co., Ltd.	[1]	Incheon New Power Co., Ltd.	[1]
Amount of guarantees	₩ 0	[1]

[1]	The Company guarantees to provide supplemental funding for business with respect to excessive business expenses or insufficient repayment of borrowings
[2]	The common stocks of Dongducheon Dream Power Co., Ltd. held by the Company were pledged as collateral.
[3]	This includes a guarantee for the shareholder's capital payment in connection with the business of 190MW gas complex thermal power plant in Jamaica. EWP Barbados 1 SRL's capital contribution amount is USD 18,400,000 and there is no residual guarantee amount among total collateral limit.
[4]	The Company provided a payment guarantee to Daehan Wind Power PSC for reimbursement of Equity Bridge Loan(EBL), opening LC for Debt Service Reserve Account(DSRA), guarantee for the swap termination costs and others.
[5]	Controlling and non-controlling common shareholders of Samcheok Eco Materials Co., Ltd. have pre-emption rights, if preferred shareholders intend to sell their shares until December 23, 2020. And promised yield of the preferred stock is guaranteed through the transaction. As of December 31, 2019, the Company has recognized derivative liabilities of KRW 6,205mllion related to the guarantee. Meanwhile, the Company is under an agreement with Samcheok Eco Materials Co., Ltd. that if a damage incurs related to the fulfillment of obligations pursuant to the mandatory contract of coal ash supply, compensation for the expected amount of the damage should be settled.
[6]	The Company recognized an impairment loss on all of the equity securities of Hyundai Energy Co., Ltd. in prior years, and the acquisition cost of the securities provided as collateral is W47,067 million.
[7]	Pursuant to the guarantee agreement, the Company recognized other provisions of W28,717 million as the possibility of economic benefit outflow to fulfill the obligation was deemed probable and the amount could be reasonably estimated.
[8]	The Company has granted the right to Hana Financial Investment Co., Ltd., as an agent for the creditors to Expressway Solar-light Power Generation Co., Ltd. ("ESPG"), to the effect that in the event of acceleration of ESPG's payment obligations under certain borrowings to such creditors, Hana Financial may demand the Company to dispose of shares in ESPG held by the Company and apply the resulting proceeds to repayment of ESPG's obligations.
[9]	The Company recognized an impairment loss on all of the equity securities of Incheon New Power Co., Ltd. during the year ended December 31,2019, and the acquisition cost of the securities provided as collateral is W461 million.